Net Loss per Share - Potentially Dilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	13,217,229	13,382,473	15,310,425	6,420,869	3,390,599
Options to purchase common stock | Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	122,000	122,000	122,000	128,500	142,500
Options to purchase common stock | Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,710,025	12,073,090	13,915,604	5,312,843	2,434,028
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,385,204	1,187,383	1,272,821	979,526	814,071